Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

November 18, 2010

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or “Sun Life”)
Post-Effective Amendment No. 2 to the Registration Statement on Form N-4
("Registration Statement")
File Nos. 811-05846 & 333-168710

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Post-Effective Amendment No. 2 (the "Amendment") to the above-captioned Registration Statement.

The primary purpose of the Amendment is to change a feature available under one of the three optional living benefits offered pursuant to the annuity contracts registered by means of Registration Statement (the “Contracts”).  Specifically, under the SIM Plus living benefit, the Plus Factor is being changed from a 3% increase to the Withdrawal Benefit Base to a 2.5% increase.  Registrant represents that no Contracts have been offered or sold to date, nor will the Contracts be offered or sold prior to the effective date of the Amendment.  Registrant further represents that the proposed change has been made throughout the Registration Statement in all references to the Plus Factor and in all calculations that include an increase as a result of the operation of the Plus Factor.

In addition to the change to the Plus Factor, several other changes were made to the Registration Statement in response to recent SEC Staff comments on another new Registration Statement (File No. 333-168712):

•	Registrant amended the disclosure under “Order of Withdrawals” to reference the 0.15% credit described under “Mortality and Expense Risk Charge.”

•
Registrant revised the description of “Annuity Option D – Monthly Payments for a Specified Period” to clarify that, the 5, 6, 7, 8, and 9-year period certain options are not available “during your first seven Account Years.”

•
Registrant added disclosure under “Distribution of the Contracts” in the Statement of Additional Information, showing “the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, the principal underwriter for each of the last three fiscal years,” in response to Item 20(c)of Form N-4.

•
Registrant corrected the maximum combined mortality and expense risks and the administrative expense charge in the “Example of Accumulation Unit Values” appearing in Statement of Additional Information.

•	Registrant revised Item 24(b)(16) of Part C to specify the exact date the Organizational Chart was filed in April of 2010.

Acceleration Request

Registrant believes that the Amendment is responsive to Staff comments. Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for immediate acceleration of the effective date of the Amendment.

The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●
neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

●
the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

●
any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

●
neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

*  *  *  *  *  *  *  *

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Rebecca A. Marquigny, Esquire